Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Assets:
Cash And Cash Equivalents	$ 7,630	$ 7,904
Certificates of Deposits With Other Banks	2,100	1,729
Investment And Mortgage-Backed Securities	431,003	430,988
Loans Receivable, Net	358,917	397,706
FHLB Stock	5,017	6,179
Financial Liabilities:
Checking, Savings, And Money Market Accounts	401,813	383,534
Certificate Accounts	256,884	292,804
Advances From FHLB	87,740	105,257
Other Borrowed Money	8,003	9,317
Senior Convertible Debentures	5,155	5,155
Junior Subordinated Debentures	6,084	6,084
Netting
Financial Assets:
Cash And Cash Equivalents	7,630	7,904
Certificates of Deposits With Other Banks	2,100	1,729
Investment And Mortgage-Backed Securities	431,003	434,588
Loans Receivable, Net	356,623	397,360
FHLB Stock	5,017	6,179
Financial Liabilities:
Checking, Savings, And Money Market Accounts	401,813	383,534
Certificate Accounts	257,883	295,734
Advances From FHLB	92,608	113,471
Other Borrowed Money	8,003	9,317
Senior Convertible Debentures	5,155	5,155
Junior Subordinated Debentures	6,084	6,084
Fair Value, Inputs, Level 1
Financial Assets:
Cash And Cash Equivalents	7,630	7,904
Certificates of Deposits With Other Banks	0	0
Investment And Mortgage-Backed Securities	0	0
Loans Receivable, Net	0	0
FHLB Stock	5,017	6,179
Financial Liabilities:
Checking, Savings, And Money Market Accounts	401,813	383,534
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	8,003	9,317
Senior Convertible Debentures	0	0
Junior Subordinated Debentures	0	0
Fair Value, Inputs, Level 2
Financial Assets:
Cash And Cash Equivalents	0	0
Certificates of Deposits With Other Banks	2,100	1,729
Investment And Mortgage-Backed Securities	431,003	434,588
Loans Receivable, Net	0	0
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	257,883	295,734
Advances From FHLB	92,608	113,471
Other Borrowed Money	0	0
Senior Convertible Debentures	5,155	5,155
Junior Subordinated Debentures	6,084	6,084
Fair Value, Inputs, Level 3
Financial Assets:
Cash And Cash Equivalents	0	0
Certificates of Deposits With Other Banks	0	0
Investment And Mortgage-Backed Securities	0	0
Loans Receivable, Net	356,623	397,360
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	0	0
Advances From FHLB	0	0
Other Borrowed Money	0	0
Senior Convertible Debentures	0	0
Junior Subordinated Debentures	$ 0	$ 0